UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS                                      FMC STRATEGIC VALUE
July 31, 2006                                                        (Unaudited)


                                                                       Value
                                                          Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCK (85.9%)

AUTOMOTIVE (10.3%)
   Adesa.............................................    225,000    $      4,592
   Commercial Vehicle Group*.........................    193,000           3,476
   Monaco Coach......................................    270,000           2,876
   Spartan Motors....................................    450,000           7,362
                                                                    ------------
                                                                          18,306
                                                                    ------------
BANKS (2.7%)
   North Fork Bancorporation.........................     60,000           1,700
   Popular...........................................    171,100           3,078
                                                                    ------------
                                                                           4,778
                                                                    ------------
BASIC INDUSTRY (6.4%)
   Falconbridge Ltd..................................     97,600           5,374
   Inco Ltd.*........................................     62,100           4,830
   Mueller Industries................................     30,000           1,102
                                                                    ------------
                                                                          11,306
                                                                    ------------
ENERGY (14.0%)
   Core Laboratories*................................     78,000           5,694
   Encore Acquisition*...............................    200,000           6,092
   Range Resources...................................    322,500           9,065
   Transocean*.......................................     49,550           3,827
                                                                    ------------
                                                                          24,678
                                                                    ------------
FINANCIAL SERVICES (4.4%)
   American Safety Insurance Holdings Ltd............    125,000           2,119
   Commerce Group....................................    190,000           5,740
                                                                    ------------
                                                                           7,859
                                                                    ------------
FOOD (1.0%)
   Agrium............................................     70,000           1,697
                                                                    ------------
HOUSING RELATED (1.9%)
   Palm Harbor Homes*................................    220,850           3,390
                                                                    ------------

SCHEDULE OF INVESTMENTS                                      FMC STRATEGIC VALUE
July 31, 2006                                                        (Unaudited)


                                                                        Value
                                                          Shares        (000)
--------------------------------------------------------------------------------
INDUSTRIAL/MANUFACTURING (14.8%)
   Actuant, Cl A.....................................     33,700    $      1,483
   AZZ*..............................................    190,000           5,700
   Chesapeake........................................    406,000           5,785
   FMC...............................................     20,000           1,234
   MacDermid.........................................    131,500           3,554
   Mettler Toledo International*.....................     24,000           1,477
   Todco.............................................    180,000           6,860
                                                                    ------------
                                                                          26,093
                                                                    ------------
MEDIA (9.7%)
   Cenveo*...........................................    330,000           6,313
   Liberty Media Capital, Cl A*......................      4,978             406
   Liberty Media Interactive, Cl A*..................     24,890             410
   Reader's Digest Association.......................    375,000           5,123
   RR Donnelley & Sons...............................    170,000           4,962
                                                                    ------------
                                                                          17,214
                                                                    ------------
MISCELLANEOUS CONSUMER (11.9%)
   Blyth.............................................    130,000           2,271
   Dorel Industries, Cl B*...........................    170,000           3,815
   Ethan Allen Interiors.............................     86,000           3,209
   Furniture Brands International....................    120,000           2,407
   Jarden*...........................................    140,000           4,059
   Prestige Brands Holdings*.........................    592,000           5,198
                                                                    ------------
                                                                          20,959
                                                                    ------------
SERVICES (1.2%)
   United Stationers*................................     44,000           2,163
                                                                    ------------
TECHNOLOGY (3.8%)
   Electronic Data Systems...........................    126,000           3,011
   Polycom*..........................................    165,000           3,663
                                                                    ------------
                                                                           6,674
                                                                    ------------
TRANSPORTATION (1.6%)
   Wabtec............................................    110,000           2,922
                                                                    ------------
UTILITIES (2.2%)
   Citizens Communications...........................    300,000           3,849
                                                                    ------------
TOTAL COMMON STOCK
  (Cost $110,725)....................................                    151,888
                                                                    ------------

SCHEDULE OF INVESTMENTS                                      FMC STRATEGIC VALUE
July 31, 2006                                                        (Unaudited)


                                                       Face Amount/    Market
                                                          Shares       Value
                                                          (000)        (000)
--------------------------------------------------------------------------------
CORPORATE BOND (0.2%)
   Mueller Industries
      6.000%, 11/01/14...............................    $   425    $        382
                                                                    ------------
TOTAL CORPORATE BOND
  (Cost $425)........................................                        382
                                                                    ------------

U.S. TREASURY OBLIGATIONS (12.9%)
   U.S. Treasury Bills (A)
      6.800%, 09/07/06...............................      1,655           1,647
      5.177%, 01/04/07...............................      1,284           1,257
      5.018%, 12/07/06...............................     12,256          12,043
      4.892%, 11/02/06...............................      3,883           3,834
      4.834%, 10/05/06...............................      3,968           3,933
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $22,709).....................................                     22,714
                                                                    ------------

TOTAL INVESTMENTS (99.0%)
  (Cost $133,859)+...................................               $    174,984
                                                                    ============
PERCENTAGES ARE BASED ON NET ASSETS OF $176,834 (000).
* NON-INCOME PRODUCING SECURITY.
(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
CL -- CLASS
LTD. -- LIMITED
+AT JULY 31, 2006 THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $133,859
(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $49,575 (000) AND $(8,450) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                                                 FMC-QH-001-0500

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006

By (Signature and Title)*                     /s/ Michael Lawson
                                              ----------------------------------
                                              Michael Lawson
                                              Controller & CFO

Date: September 29, 2006

* Print the name and title of each signing officer under his or her signature.